Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other Payables and Accrued Liabilities [Abstract]
Schedule of other payables and and accrued liabilities

	As of December 31,
	2020	2021
	RMB	RMB

Salary, welfare and bonus payable	260,123	373,286
Tax payable (1)	21,704	218,419
Virtual accounts used in the Group’s platform (2)	24,815	41,070
Payable s to shareholders (3)	103,596	—
Others	8,021	12,363

Total	418,259	645,138

(1)	Tax payable mainly included value-added tax, enterprise income tax and individual income tax payable mainly related to the exercise of share options.
(2)	It represents the cash balance that customers deposited into their own virtual accounts in the Group’s platform, which they have rights to withdraw without any conditions.
(3)
As of December 31, 2020, Huapin received RMB103,596 from certain preferred shareholders during Series
C-3
and Series E financing. However, these funds had not yet been received by the Company level due to certain regulation limitations. Accordingly, the Company recorded the related subscription receivables from shareholders in the mezzanine equity section as of December 31, 2020. And the outstanding balance was settled in cash in 2021.